Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Class A, Class T, Class B, and Class C
March 31, 2008
Prospectus

The following information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 has been removed and is no longer applicable.

  Using the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments.

The following information replaces similar information found in the last bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using fundamental analysis to select investments.

The following information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7 has been removed and is no longer applicable.

FMR uses the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

The following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves the bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 9 has been removed and is no longer applicable.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

Effective after the close of business on December 19, 2008, the following information replaces similar sales charge waiver information for Class A and Class T found in the "Fund Distribution" section beginning on page 35.

AMCG-09-01 February 27, 2009
1.847512.105

A front-end sales charge will not apply to the following Class A or Class T shares:

1. Purchased for an employee benefit plan other than a plan investing through the Fidelity Advisor 403(b) program. For this purpose, employee benefit plans generally include 401(a), 401(k), 403(b), and 457(b) governmental plans, but do not include: IRAs; SIMPLE, SEP, or SARSEP plans; or health savings accounts;

2. Purchased for an insurance company separate account;

3. Purchased for managed account programs that charge an asset-based fee by a broker-dealer, registered investment adviser, insurance company, trust institution or bank trust department;

4. Purchased with the proceeds of a redemption of Fidelity or Fidelity Advisor fund shares held in (i) an insurance company separate account, or (ii) an employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program), the proceeds of which must be reinvested directly into Fidelity Advisor fund shares;

5. Purchased with any proceeds of a distribution from a Fidelity recordkept employee benefit plan (as described in waiver number 1 above, including the Fidelity Advisor 403(b) program) that is rolled directly into a Fidelity Advisor IRA.

6. Purchased for any state, county, or city, or any governmental instrumentality, department, authority or agency;

7. Purchased by a current or former Trustee or officer of a Fidelity fund or a current or retired officer, director or regular employee of FMR LLC or FIL Limited or their direct or indirect subsidiaries (a Fidelity Trustee or employee), the spouse of a Fidelity Trustee or employee, a Fidelity Trustee or employee acting as custodian for a minor child, or a person acting as trustee of a trust for the sole benefit of the minor child of a Fidelity Trustee or employee;

8. Purchased by a charitable organization (as defined for purposes of Section 501(c)(3) of the Internal Revenue Code) investing $100,000 or more, or, a charitable remainder trust or life income pool established for the benefit of a charitable organization;

9. Purchased by the Fidelity Investments Charitable Gift Fund;

10. Purchased by a bank trust officer, registered representative, or other employee (or a member of one of their immediate families) of intermediaries having agreements with FDC. A member of the immediate family of a bank trust officer, a registered representative, or other employee of intermediaries having agreements with FDC, is a spouse of one of those individuals, an account for which one of those individuals is acting as custodian for a minor child, and a trust account that is registered for the sole benefit of a minor child of one of those individuals;

11. Purchased with distributions of income, principal, and capital gains from Fidelity Defined Trusts;

12. Purchased to repay a loan against Class A, Class T or Class B shares held in the investor's Fidelity Advisor 403(b) program; or

13. Purchased for health savings account programs by a broker-dealer, registered investment adviser, insurance company, trust institution, or bank trust department.

Supplement to the
Fidelity Advisor Mid Cap Growth Fund
Institutional Class
March 31, 2008
Prospectus

The following information found under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3 has been removed and is no longer applicable.

  Using the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments.

The following information replaces similar information found in the last bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section on page 3.

  Using fundamental analysis to select investments.

The following information found under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7 has been removed and is no longer applicable.

FMR uses the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

The following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section on page 7.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves the bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

The following information found under the heading "Principal Investment Risks" in the "Fund Basics" section on page 9 has been removed and is no longer applicable.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

AMCGI-09-01 February 27, 2009
1.855557.103

Supplement to the
Fidelity® Large Cap Growth Fund,
Fidelity Large Cap
Value Fund,
Fidelity Mid Cap Growth Fund, and Fidelity Mid Cap Value Fund
March 31, 2008
Prospectus

For Large Cap Growth, Large Cap Value, and Mid Cap Value, the following information replaces similar information found in the last bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section beginning on page 3.

  Using fundamental analysis of factors including each issuer's financial condition, its industry position, and market and economic conditions, along with quantitative analysis to evaluate growth potential, valuation, liquidity, and investment risk to select investments.

For Mid Cap Growth, the following information found under the heading "Principal Investment Risks" in the "Investment Summary" section beginning on page 3 has been removed and is no longer applicable.

  Using the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments.

LMC-09-02 February 27, 2009
1.766529.121

For Mid Cap Growth, the following information replaces similar information found in the last bullet under the heading "Principal Investment Strategies" in the "Investment Summary" section beginning on page 3.

  Using fundamental analysis to select investments.

For Large Cap Growth, Large Cap Value, and Mid Cap Value, the following information supplements the information found under the heading "Principal Investment Risks" in the "Investment Summary" section beginning on page 3.

  Quantitative Investing. Securities selected using quantitative analysis can perform differently from the market as a whole as a result of the factors used in the analysis, the weight placed on each factor, and changes in the factors' historical trends.

For Large Cap Growth, the following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12. For Large Cap Value and Mid Cap Value, the following information replaces the information found in the sixth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12.

In buying and selling securities for the fund, FMR uses a disciplined approach that involves both quantitative and fundamental analysis. Quantitative analysis refers to the programmatic models that analyze such factors as growth potential, valuation, liquidity, and investment risk based on data inputs. Fundamental analysis involves a bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

For Mid Cap Growth, the following information found in the fifth paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12 has been removed and is no longer applicable.

FMR uses the Russell Midcap Growth Index as a guide in structuring the fund and selecting its investments. FMR considers the fund's security, industry, and market capitalization weightings relative to the index.

For Mid Cap Growth, the following information replaces the information found in the seventh paragraph under the heading "Principal Investment Strategies" in the "Investment Details" section beginning on page 12.

In buying and selling securities for the fund, FMR relies on fundamental analysis, which involves the bottom-up assessment of a company's potential for success in light of factors including its financial condition, earnings outlook, strategy, management, industry position, and economic and market conditions.

For Large Cap Growth, Large Cap Value, and Mid Cap Value, the following information supplements the information found under the heading "Principal Investment Risks" beginning on page 15.

Quantitative Investing. The value of securities selected using quantitative analysis can react differently to issuer, political, market, and economic developments than the market as a whole or securities selected using only fundamental analysis. The factors used in quantitative analysis and the weight placed on those factors may not be predictive of a security's value. In addition, factors that affect a security's value can change over time and these changes may not be reflected in the quantitative model.

The following replaces the biographical information for Patrick Venanzi found in the "Fund Management" section beginning on page 30.

Steven Calhoun is manager of Mid Cap Growth Fund, which he has managed since January 2009. He also manages other Fidelity funds. Since joining Fidelity Investments in 1994, Mr. Calhoun has worked as a research analyst and portfolio manager.